Loans (Loan Portfolio By Class According To Credit Quality Indicatiors) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
SBA loans held to maturity	$ 48,918	$ 58,593
SBA 504 loans	31,564	41,438
Commercial loans	363,340	301,564
SBA, SBA 504, and commercial loans	443,822	401,595
Residential mortgage loans	182,067	132,094
Consumer loans	46,139	46,410
Total Loans	678,701	587,036
Commercial other [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	37,611	24,043
Total Loans	37,611	24,043
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	317,471	264,439
Total Loans	317,471	264,439
Commercial real estate construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	8,258	13,082
Total Loans	8,258	13,082
Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	175,984	125,232
Total Loans		125,232
Residential Construction Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	175,984
Residential Purchased Mortgages Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	6,083	6,862
Total Loans	6,083	6,862
Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer loans	43,704	45,152
Total Loans	43,704	45,152
Consumer other [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer loans	2,435	1,258
Total Loans	2,435	1,258
Residential Mortgage And Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	228,206	178,504
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
SBA loans held to maturity	43,778	51,754
SBA 504 loans	20,641	28,726
Commercial loans	332,247	262,733
SBA, SBA 504, and commercial loans	396,666	343,213
Pass [Member] | Commercial other [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	34,946	20,337
Pass [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	289,220	229,516
Pass [Member] | Commercial real estate construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	8,081	12,880
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
SBA loans held to maturity	2,035	2,328
SBA 504 loans	9,595	5,860
Commercial loans	22,636	32,055
SBA, SBA 504, and commercial loans	34,266	40,243
Special Mention [Member] | Commercial other [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,499	1,519
Special Mention [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	21,137	30,334
Special Mention [Member] | Commercial real estate construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		202
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
SBA loans held to maturity	3,105	4,511
SBA 504 loans	1,328	6,852
Commercial loans	8,457	6,776
SBA, SBA 504, and commercial loans	12,890	18,139
Substandard [Member] | Commercial other [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,166	2,187
Substandard [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	7,114	4,589
Substandard [Member] | Commercial real estate construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	177
Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	176,340	126,583
Consumer loans	44,459	46,093
Performing Financing Receivable [Member] | Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	173,085	122,711
Performing Financing Receivable [Member] | Residential Purchased Mortgages Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	3,255	3,872
Performing Financing Receivable [Member] | Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer loans	42,029	44,844
Performing Financing Receivable [Member] | Consumer other [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer loans	2,430	1,249
Performing Financing Receivable [Member] | Residential Mortgage And Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	220,799	172,676
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	5,727	5,511
Consumer loans	1,680	317
Nonperforming Financing Receivable [Member] | Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	2,899	2,521
Nonperforming Financing Receivable [Member] | Residential Purchased Mortgages Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	2,828	2,990
Nonperforming Financing Receivable [Member] | Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer loans	1,675	308
Nonperforming Financing Receivable [Member] | Consumer other [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer loans	5	9
Nonperforming Financing Receivable [Member] | Residential Mortgage And Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 7,407	$ 5,828